Frontier Netols Small Cap Value Fund
Frontier Netols Small Cap Value Fund
Investment Objective.
The investment objective of the Frontier Netols Small Cap Value Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frontier Netols Small Cap Value Fund (USD $)	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Service Fee (for shares redeemed by wire)	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontier Netols Small Cap Value Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.17%	0.32%
Total Annual Fund Operating Expenses		1.17%	1.57%
Fee Waiver	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	"Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2015, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontier Netols Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	112	365	637	1,414
Class Y	153	489	849	1,861

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 24% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  In constructing a portfolio for the Fund, the Fund’s subadviser, Netols Asset Management, Inc. (“Netols”), selects stocks it believes are undervalued and exhibit potential “change factor” characteristics.  Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment.  As of September 30, 2014, the largest market capitalization of a company in the Russell 2000® Value Index was $4.0 billion and the weighted average market capitalization was $1.6 billion.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks.  Netols invests in companies that it believes are undervalued.  Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company’s value.

Small Capitalization Company Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2014, through September 30, 2014, was (2.50)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

19.58% (2nd quarter, 2009)	(25.16)% (3rd quarter, 2011)

Average Annual Total Returns (For the periods ended December 31, 2013)

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.  The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns Frontier Netols Small Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	38.20%	16.45%	8.77%	[1]	Dec. 16, 2005
Class Y	Return Before Taxes	37.12%	15.89%	6.98%	[1]	Nov. 01, 2007
After Taxes on Distributions Institutional Class	Return After Taxes on Distributions	30.41%	14.93%	7.83%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	27.54%	13.30%	7.07%	[1]
Russell 2000 Value Index Institutional Class Comparison (reflects no deductions for fees, expense or taxes)	Russell 2000 Value Index Institutinal Class Comparison (reflects no deductions for fees, expense or taxes)	34.52%	17.64%	7.27%	[1]	Dec. 16, 2005
Russell 2000 Value Index Class Y Comparison (reflects no deductions for fees, expense or taxes)	Russell 2000 Value Index Class Y Comparison (reflects no deductions for fees, expense or taxes)	34.52%	17.64%	7.21%	[1]	Nov. 01, 2007
[1]	The Institutional Class and Class Y commenced operations on December 16, 2005, and November 1, 2007, respectively.